Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Effective Income Tax Rate [Line Items]
Expected taxation at PRC EIT statutory rate	$ 480,146	2,991,359	1,952,295	1,015,329
Effect of differing tax rates in different jurisdictions	22,300	138,931	43,260	8,416
Permanent differences - non-taxable income	(9,335)	(58,157)	(2,804)	(733)
Permanent differences - non-deductible expenses	9,342	58,201	9,989	10,935
Tax incentives relating to R&D expenditures	(24,876)	(154,977)	(105,966)	(22,925)
Effect of tax exemption and reduction inside the PRC	(198,093)	(1,234,142)	(650,206)	(533,802)
Income tax refund due to reduced tax rate	(40,961)	(255,189)	(83,907)	(6,625)
Under-provided (over-accrued) EIT for previous years	(2,421)	(15,084)	(66,960)	10,359
Effect of tax rate change on deferred taxes	0	0	18,216	0
Addition to valuation allowance	16,568	103,217	74,944	55,041
Taxation for the year	$ 252,670	1,574,159	1,188,861	535,995
Effective tax rate	13.16%	13.16%	15.22%	13.20%
Effect of tax exemption and reduction inside the PRC on basic earnings per Class A and Class B ordinary share	$ 5.67	35.32	18.64	15.34